ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION [Abstract]
Significant Subsidiaries of Company and its Consolidated Variable Interest Entities

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2018	2019

Subsidiaries held by the Company:

Garena Limited (“Garena Cayman”)	March 4, 2015	Cayman Islands	100	100	Investment holding company

Shopee Southeast Asia Limited (“Shopee Cayman”)	January 16, 2015	Cayman Islands	100	100	Investment holding company

SeaMoney (Payment) Limited (“SeaMoney (Payment) Cayman” formerly known as Airpay Limited)	March 27, 2015	Cayman Islands	100	100	Investment holding company

Garena Online Private Limited (“Garena Online”)	May 8, 2009	Singapore	100	100	Game operations and software development

Garena Ventures Private Limited	February 23, 2015	Singapore	100	100	Investment holding company

PT. Garena Indonesia	December 6, 2012	Indonesia	100	100	Game operations

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2018	2019

Subsidiary held by Garena Cayman:

Garena Online (Thailand) Co., Ltd. <3	August 18, 2011	Thailand	100	100	Game operations

Garena Technology Private Limited Taiwan branch	July 31, 2017	Taiwan	100	100	Game operations

Variable interest entities held by Garena Cayman:

Vietnam Esports and Entertainment Joint Stock Company <1	May 10, 2011	Vietnam	30	30	Game operations

Subsidiaries held by Shopee Cayman:

Shopee (Thailand) Co., Ltd.<3	February 2, 2015	Thailand	100	100	Online platform

PT. Shopee International Indonesia	August 5, 2015	Indonesia	100	100	Online platform

Shopee Singapore Private Limited (“Shopee Singapore”)	February 5, 2015	Singapore	100	100	Online platform

Shopee Company Limited	February 10, 2015	Vietnam	100	100	Online platform

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2018	2019

Subsidiary held by Happymall Limited

Shopee (Taiwan) Co., Ltd (“Shopee Taiwan”) <4	March 4, 2015	Taiwan	–	100	Online platform

Subsidiary held by SeaMoney (Payment) Cayman:

AirPay (Thailand) Co., Ltd.<3	June 16, 2014	Thailand	100	100	Electronic payment services

Variable interest entity held by SeaMoney (Payment) Cayman:

Airpay Joint Stock Company (formerly known as Vietnam Esports Development Joint Stock Company) <2	June 9, 2009	Vietnam	30	18	Electronic payment services

<1          The “Digital Entertainment VIE”
<2          The “Digital Financial Service VIE”
<3          Effective ownership in the case of Thailand entities
<4          In 2019, the VIE Shareholder of Shopee Taiwan transferred its 100% equity interest in Shopee Taiwan to Happymall Limited

Financial Information of VIEs
The following tables represent the financial information of the VIEs as of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	As of December 31,
	2018 $	2019 $
ASSETS:
Current assets:
Cash and cash equivalents	144,155	111,831
Restricted cash	111,433	237,874
Accounts receivable, net	5,635	8,672
Prepaid expenses and other assets	74,954	25,586
Inventories, net	8,635	6,517
Short-term investments	690	30,324
Amounts due from intercompanies(1)	40,209	34,718

Total current assets	385,711	455,522

Non-current assets:
Property and equipment, net	29,404	54,092
Operating lease right-of-use assets, net	–	27,637
Intangible assets, net	438	300
Long-term investments	12,131	13,961
Prepaid expenses and other assets	17,869	14,312
Restricted cash	100	–
Deferred tax assets	33,602	32,903

Total non-current assets	93,544	143,205

TOTAL ASSETS (2)	479,255	598,727

	As of December 31,
	2018 $	2019 $
LIABILITIES:
Current liabilities:
Accounts payable	5,095	11,274
Accrued expenses and other payables	236,883	93,146
Advances from customers	4,832	6,116
Amount due to related parties	1,297	1,569
Short-term borrowings	856	1,258
Operating lease liabilities	–	8,797
Deferred revenue	119,219	133,362
Income taxes payable	1,785	5,850
Amount due to intercompanies(1)	83,927	367,537

Total current liabilities	453,894	628,909

Non-current liabilities:
Accrued expenses and other payables	1,630	1,357
Long-term borrowings	1,026	358
Operating lease liabilities	-	20,129
Deferred revenue	72,439	49,325
Amount due to intercompanies(1)	258,183	12,980
Unrecognized tax benefits	2,522	976

Total non-current liabilities	335,800	85,125

Total liabilities	789,694	714,034

	For the Years Ended December 31,
	2017 $	2018 $	2019 $
Revenue
- Third party customers	201,413	342,800	443,401
- Intercompanies	27,038	52,325	118,833
Net loss	(91,124)	(67,816)	(2,108)

	For the Years Ended December 31,
	2017 $	2018 $	2019 $
Net cash (used in) generated from operating activities	(42,446)	67,275	(77,708)
Net cash used in investing activities	(22,509)	(27,434)	(69,181)
Net cash generated from financing activities	149,435	97,398	199,406

(1)
Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions, and funds advanced for working capital purpose.

(2)	These assets can be used only to settle the obligations of the respective VIEs.